Bank Borrowings - Additional Information (Detail) In Thousands, unless otherwise specified							0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Long Term Bank Borrowings	Dec. 31, 2013 Long Term Bank Borrowings CNY	Jul. 30, 2013 Long Term Bank Borrowings CNY	Jul. 31, 2013 Long Term Bank Borrowings Term Loan One	Dec. 31, 2013 Long Term Bank Borrowings Term Loan One	Jul. 31, 2013 Long Term Bank Borrowings Term Loan Two	Dec. 31, 2013 Long Term Bank Borrowings Term Loan Two	Dec. 31, 2014 Minimum	Dec. 31, 2014 Maximum
Schedule Of Short And Long Term Debt [Line Items]
Short-term bank borrowings, weighted Average Interest rate	6.36%	6.36%	7.00%
Short-term bank borrowings, term											2 months	1 year
Long-term bank borrowings, weighted average interest rate				6.00%	7.12%
Loans, aggregate principal amount	$ 0	0	900,000		900,000	900,000
Debt instrument, stated rate					4.00%	4.00%
Debt instrument, maturity date							Aug. 28, 2015	Aug. 28, 2015	Sep. 10, 2015	Sep. 10, 2015
Unused loan facilities (in RMB) or (in dollars)	$ 27,392	169,954	77,243